Intersegment Net Sales (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Intersegment net sales		$ 0	$ 0	$ 0
Operating Segments [Member] | Dental Consumables, Endodontic and Dental Laboratory Businesses
Segment Reporting, Revenue Reconciling Item [Line Items]
Intersegment net sales		346,913	344,124	327,039
Operating Segments [Member] | Healthcare, Orthodontic and Implant Businesses
Segment Reporting, Revenue Reconciling Item [Line Items]
Intersegment net sales		6,816	8,343	10,066
Operating Segments [Member] | Select Developed and Emerging Markets Businesses
Segment Reporting, Revenue Reconciling Item [Line Items]
Intersegment net sales		12,811	14,614	14,586
Corporate, Non-Segment [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Intersegment net sales	[1]	239,200	243,127	221,867
Intersegment Eliminations [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Intersegment net sales		$ (605,740)	$ (610,208)	$ (573,558)

[1]	Includes amounts recorded at Corporate headquarters and one distribution warehouse not managed by named segments